Fair value measurements (Details) (Fair value, measurements, recurring, CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Balance at the end of the period | Foreign exchange forward contracts
Assets:
Derivative assets	5,541	237
Balance at the end of the period | Derivatives liabilities - warrants
Liabilities:
Derivatives liabilities - warrants	(105,785)	(185,365)
Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Assets:
Derivative assets	5,541	237
Significant Unobservable Inputs (Level 3) | Derivatives liabilities - warrants
Liabilities:
Derivatives liabilities - warrants	(105,785)	(185,365)